Earnings per share (EPS) - income data used in the basic and diluted EPS calculations for profit attributable to owners (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Net profit (loss) for the year from continuing operations	€ 33,894	€ 10,491	€ 12,787
Class A shares
Earnings per share
Basic EPS from profit attributable	€ 0.12	€ 0.04	€ 0.05
Diluted EPS from profit attributable	0.11	0.03	0.05
Class B shares
Earnings per share
Basic EPS from profit attributable	0.01	0.00	0.00
Diluted EPS from profit attributable	€ 0.01	€ 0.00	€ 0.00